Interest payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Interest Payable	¥ 90,898	¥ 72,810
Third parties [Member]
Statement [Line Items]
Interest Payable	68,366	54,765
Shareholders [Member]
Statement [Line Items]
Interest Payable	20,606	16,226
Related parties [Member]
Statement [Line Items]
Interest Payable	¥ 1,926	¥ 1,819